Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software Development Cost and Other Intangible Assets

Capitalized software development cost and other intangible assets as of December 31, 2015 and 2016 consist of the following:

	December 31, 2015								December 31, 2016
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,558	~~W~~	(24,174)	~~W~~	(5,384)	~~W~~	—	~~W~~	29,558	~~W~~	(24,174)	~~W~~	(5,384)	~~W~~	—
Acquired intangible assets
Product technology		18,599		(12,543)		(6,033)		23		18,599		(12,564)		(6,033)		2
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		586		(440)		(37)		109		595		(464)		(42)		89
Others		3,078		(1,089)		(1,989)		—		3,078		(1,089)		(1,989)		—

Total	~~W~~	60,324	~~W~~	(38,246)	~~W~~	(21,946)	~~W~~	132	~~W~~	60,333	~~W~~	(38,291)	~~W~~	(21,951)	~~W~~	91

Expected Amortization Expense of Intangible Assets	Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2017	~~W~~	26
2018		19
2019		13
2020		10
2021 and thereafter		23

	~~W~~	91

Changes in Goodwill Balance

Changes in goodwill balances for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(7,022)		(7,022)		(8,232)

		1,210		1,210		—

Impairment losses		—		(1,210)		—
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(7,022)		(8,232)		(8,232)

	~~W~~	1,210	~~W~~	—	~~W~~	—